Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue (note 5)	$ 1,697,400,000	$ 1,646,600,000	$ 1,421,100,000
Operating expenses:
Operating expenses	353,400,000	351,000,000.0	303,700,000
Depreciation and amortization	379,100,000	366,700,000	353,900,000
General and administrative	108,100,000	79,200,000	36,300,000
Indemnity claim under acquisition agreement	(21,300,000)	(42,400,000)	0
Operating leases (note 14)	123,000,000.0	146,300,000	150,500,000
Goodwill impairment (note 11)	0	0	117,900,000
Loss (Gain) on sale (note 8)	3,700,000	(16,400,000)	200,000
Total operating expenses	946,000,000.0	884,400,000	962,500,000
Operating earnings	751,400,000	762,200,000	458,600,000
Other expenses (income):
Interest expense	235,400,000	197,100,000	191,600,000
Interest income	(6,500,000)	(3,100,000)	(5,000,000.0)
Loss on debt extinguishment (note 13(e))	9,400,000	127,000,000.0	0
Gain on equity investment	(300,000)	0	0
(Gain) Loss on derivative instruments (note 24(c))	(120,600,000)	(14,100,000)	35,500,000
Other expenses	9,300,000	21,800,000	27,300,000
Total other expenses (income)	126,700,000	328,700,000	249,400,000
Net earnings before income tax	624,700,000	433,500,000	209,200,000
Income tax expense (note 18)	2,400,000	33,000,000.0	16,600,000
Net earnings	$ 622,300,000	$ 400,500,000	$ 192,600,000
Earnings per share (note 20):
Common share, basic (in dollars per share)	$ 2.10	$ 1.36	$ 0.52
Common share, diluted (in dollars per share)	$ 1.96	$ 1.26	$ 0.50